Deconsolidation of Ruisha Technology (Tables)	12 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Deconsolidation Of Subsidiary

The following table sets forth details of the condensed balance sheet of Ruisha Technology, which was deconsolidated on August 31, 2025:

As of August 31, 2025
RMB
Cash and cash equivalents	6,337
Prepayments, receivables and other current assets	8,882
Amounts due from related parties	407
Property and equipment, net	154
Salaries and welfare payable	(218)
Taxes payable	(436)
Amounts due to related parties	(733)
Accruals and other current liabilities	(6,259)
Non-controlling interests	(29,424)
Carrying net liabilities of Ruisha Technology at deconsolidation	(21,290)

Fair value of 48.2% Ruisha Technology after deconsolidation	12,679
Fair value of consideration received	2,940
Aggregate of consideration received and fair value of continuing investment	15,619

Gain on deconsolidation of Ruisha Technology	36,909